Investment Objectives and Goals	Jan. 27, 2025
MARSICO FOCUS FUND | MARSICO FOCUS FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARIES Marisco Focus Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Marsico Focus Fund's goal is to seek long-term growth of capital.
MARSICO GROWTH FUND | MARSICO GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARIES Marsico Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Marsico Growth Fund's goal is to seek long-term growth of capital.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARIES Marsico Midcap Growth Focus Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Marsico Midcap Growth Focus Fund's goal is to seek long-term growth of capital.
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARIES Marsico International Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Marsico International Opportunities Fund's goal is to seek long-term growth of capital.
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARIES Marsico Global Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Marsico Global Fund's goal is to seek long-term growth of capital.